LOSS PER SHARE	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Earnings Per Share [Abstract]
LOSS PER SHARE

NOTE 20. LOSS PER SHARE

Basic loss per common share is computed by dividing net loss allocable to common shareholders by the weighted average number of shares of common stock or common stock equivalents outstanding. Diluted loss per common share is computed similar to basic loss per common share except that it reflects the potential dilution that could occur if dilutive securities or other obligations to issue common stock were exercised or converted into common stock.

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Net loss attributable to Intelligent Bio Solutions Inc.	$(6,343,906)	$(1,335,246)	$(7,972,799)	$(6,227,896)
Basic and diluted net loss per share attributed to common shareholders	$(5.72)	$(1.79)	$(8.67)	$(8.54)
Weighted-average number of shares outstanding	1,108,672	744,495	919,545	729,533

The following outstanding warrants and preferred shares were excluded from the computation of diluted net loss per share for the periods presented because their effect would have been anti-dilutive:

Anti-dilutive warrants and preferred shares - Common Stock Equivalent

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Preferred Stock - Series C	354,432	-	354,432	-
Preferred Stock - Series D	26,464	-	26,464	-
Warrants - Common stock (March 23 public raise)	69,291	-	69,291	-
Warrants - Series A	70,068	70,068	70,068	70,068
Warrants - Series B	2,620	2,620	2,620	2,620
Private placement warrants (Dec 2022)	26,478	-	26,478	-
Warrants issued to Winx Capital Pty Ltd	1,324	-	1,324	-
Warrants issued to underwriters (IPO)	3,177	3,177	3,177	3,177
Warrants issued to underwriters (March 23 public raise)	32,750	-	32,750	-
Pre IPO warrants	136,834	136,834	136,834	136,834
Warrants issued to LSBD	150,000	150,000	150,000	150,000

NOTE 13. LOSS PER SHARE

Basic loss per common share is computed by dividing net loss allocable to common shareholders by the weighted average number of shares of common stock or common stock equivalents outstanding. Diluted loss per common share is computed similar to basic loss per common share except that it reflects the potential dilution that could occur if dilutive securities or other obligations to issue common stock were exercised or converted into common stock.

	Year Ended June 30,
	2022	2021
Net loss attributable to GBS Inc.	$(8,306,051)	$(7,037,286)
Basic and diluted net loss per share attributed to common shareholders	$(0.57)	$(0.68)
Weighted-average number of shares outstanding	14,665,263	10,414,886

The following outstanding warrants, options and preferred shares were excluded from the computation of diluted net loss per share for the periods presented because their effect would have been anti-dilutive:

	Year Ended June 30,
	2022	2021
Warrants - Series A	1,401,377	1,401,377
Warrants - Series B	52,400	60,182
Warrants issued to underwriters	63,529	63,529
Pre IPO warrants	2,736,675	2,736,675
Warrants issued to parent entity	3,000,000	3,000,000
Preferred stock - Series B	-	1,300,000